Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 15,836	$ 5,520	$ 10,539
Other comprehensive income (loss), net-of-tax:
Net change in available-for-sale debt and marketable equity securities	(1,580)	4,149	(7,490)
Net change in debit valuation adjustments	615	0	0
Net change in derivatives	584	616	592
Employee benefit plan adjustments	394	(943)	2,049
Net change in foreign currency translation adjustments	(123)	(157)	(135)
Other comprehensive income (loss)	(110)	3,665	(4,984)
Comprehensive income	$ 15,726	$ 9,185	$ 5,555